Lease liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Lease liabilities [abstract]
Changes in the balance of lease liabilities are presented below:

Changes in the balance of lease liabilities are presented below:

	Balance at 12.31.2020	Remeasurement / new contracts	Payment of principal and interest (*)	Interest expenses	Foreign exchange gains and losses	Cumulative translation adjustment	Transfers	Balance at 06.30.2021
In Brazil	4,340	324	(753)	108	(98)	148	3	4,072
Abroad	17,310	477	(2,146)	492	(584)	576	(17)	16,108
Total	21,650	801	(2,899)	600	(682)	724	(14)	20,180

A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

Nominal Future Payments	2021	2022	2023	2024	2025	2026 onwards	Total
Balance at June 30, 2021	3,100	4,552	3,169	2,316	1,850	12,101	27,088
Balance at December 31, 2020	5,756	4,310	2,896	2,250	1,825	11,983	29,020